Document and Entity Information Document and Entity Information	Mar. 16, 2021
Entity Information
Entity Central Index Key	0000005513
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 16, 2021
Entity Registrant Name	UNUM GROUP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11294
Entity Tax Identification Number	62-1598430
Entity Address, Address Line One	1 Fountain Square
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37402
City Area Code	423
Local Phone Number	294-1011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. | Common Class A
Entity Information
Title of 12(b) Security	Common stock, $0.10 par value
Trading Symbol	UNM
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 6.250% Junior Subordinated Notes due 2058
Entity Information
Title of 12(b) Security	6.250% Junior Subordinated Notes due 2058
Trading Symbol	UNMA
Security Exchange Name	NYSE